Expense Example - Pioneer Strategic Income Fund	Jan. 20, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 553
Expense Example, with Redemption, 3 Years	772
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	1,686
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,041
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	$ 774